Document And Entity Information	Apr. 27, 2023
Document Information Line Items
Entity Registrant Name	JAKKS PACIFIC, INC.
Trading Symbol	JAKK
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001009829
Document Period End Date	Apr. 27, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-28104
Entity Tax Identification Number	95-4527222
Entity Address, Address Line One	2951 28th Street
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	(424)
Local Phone Number	268-9444
Title of 12(b) Security	Common Stock, $.001 par value
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false